Operating Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating Revenue
4	OPERATING REVENUE

	2018	2017	2016
	Million	Million	Million

Revenue from telecommunications services
Voice services	108,083	156,918	209,949
Data services	542,083	493,350	394,937
Others	20,741	18,083	18,536

	670,907	668,351	623,422

Revenue from sales of products and others	65,912	72,163	84,999

	736,819	740,514	708,421

The majority of the Group’s operating revenue is from contracts with customers, the remaining is not material.

(a)	Assets related to contracts with customers

The Group has recognized the following assets related to contract with customers:

		As of	As of
	Note	December 31, 2018	January 1, 2018
		Million	Million

Contract assets	(i)	6,489	5,654
Less: current portion		(5,022)	(4,139)

Non-current portion recorded in other non-current assets		1,467	1,515

Contract costs incurred to obtain a contract recorded in other non-current assets	(ii)	6,880	4,924

Contract costs incurred to fulfil a contract recorded in other non-current assets		95	30

Other non-current assets		8,442	6,469

Note:

(i)	Significant changes in contract assets:

	Contract assets
	Gross amount	Loss allowance
	Million	Million

As of January 1, 2018	5,957	(303)
Increase resulting from satisfaction of performance obligation	7,325	—
Reclassified to accounts receivable	(6,451)	—
Net impairment loss of contract assets	—	(39)

As of December 31, 2018	6,831	(342)

(ii)

The capitalized amount of contract costs incurred to obtain contracts was RMB9,620 million for the year ended December 31, 2018. The amount of amortization was RMB7,664 million for contract costs incurred to obtain contracts. As of December 31, 2018, the management performed impairment test for the contract costs incurred to obtain contracts and determined such impairment was not significant.

(b)	Details of contract liabilities

Contract liabilities are presented in deferred revenue in the consolidated balance sheets. As of December 31, 2018, total contract liabilities amounted to RMB62,812 million (as of January 1, 2018: RMB81,147 million). For the year ended December 31, 2018, revenue recognized related to contract liabilities existing at January 1, 2018 amounted to RMB66,370 million.

The decrease of contract liabilities is mainly due to the Group’s adjustment in marketing strategy in reaction to the market environment.

(c)	Unsatisfied long-term contracts

The unsatisfied performance obligation of the Group is mainly relating to telecommunications services. The Group generally enters into service contracts with customers monthly or for a fixed term, and bills the customers on monthly basis based on the contract terms for the Group’s unconditional right to consideration. For the contracts that have an original expected duration of one year or less and the performance obligations which are regarded as satisfied as billed, the Group has applied the practical expedient permitted under IFRS 15, therefore, the information about the remaining performance obligations were not disclosed.